Property, Plant and Equipment	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Property Plant and Equipment
9.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consists of the following as of September 30, 2020 and March 31, 2020:

	September 30, 2020	March 31, 2020
Production plant	$103,015	$67,247
Motor vehicles	1,232,428	868,743
Office equipment	20,301	19,471
	1,355,744	955,461
Less: accumulated depreciation	(421,521)	(370,442)
Plant and equipment, net	$934,223	$585,019

During the nine months ended September 30, 2020, the Company acquired two production lines amounted to $54,327 to manufacture masks for the epidemic prevention supplies business and seven new motor truckers amounted to $315,920 for the logistic service business . During the period, the Company disposed of an old motor trucker with original cost of $22,505 and accumulated depreciation of $15,791. The Company also replaced a few small items of old machinery and office equipment.

Depreciation expense for the three and six months ended September 30, 2020 and 2019 was $27,686 and $27,931, $51,159 and $29,238, respectively.

9.	PLANT AND EQUIPMENT

Plant and equipment consists of the following as of March 31, 2020 and 2019:

	2020	2019
Production plant	$67,247	$107,173
Motor vehicles	868,743	1,016,818
Office equipment	19,471	14,722
	955,461	1,138,713
Less: accumulated depreciation	(370,442)	(444,282)
Plant and equipment, net	$585,019	$694,431

Depreciation expense for the years ended March 31, 2020 and 2019 was $114,391 and $115,673, respectively.